Interest - Bearing Deposits - Summary of Interest- Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Demand	$ 168,113	$ 170,190
Statement and Passbook Savings	303,037	289,781
Certificates of Deposit: In excess of $100	66,561	76,261
Certificates of Deposit : Other	139,586	154,843
Individual Retirement Accounts	30,202	32,898
Total	$ 707,499	$ 723,973